Portfolio of Investments – as of September 30, 2024 (Unaudited)
Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 95.2% of Net Assets
	Australia — 0.7%
204,000	Brambles Ltd.	$2,677,659
	Belgium — 1.1%
61,200	Anheuser-Busch InBev SA	4,055,550
	Canada — 1.8%
207,200	Open Text Corp.	6,897,219
	China — 2.0%
571,900	Alibaba Group Holding Ltd.	7,599,852
	Denmark — 1.7%
31,300	DSV AS	6,441,853
	France — 16.9%
130,975	Accor SA	5,693,467
50,800	Airbus SE	7,434,897
186,391	BNP Paribas SA	12,790,456
21,266	Capgemini SE	4,591,340
42,900	Danone SA	3,124,812
218,796	Edenred SE	8,287,028
90,200	Eurofins Scientific SE	5,718,779
37,715	Kering SA	10,856,340
10,700	Pernod Ricard SA	1,618,828
18,092	Publicis Groupe SA	1,979,920
327,651	Worldline SA(a)	2,387,464
		64,483,331
	Germany — 25.2%
14,800	adidas AG	3,921,799
21,361	Allianz SE	7,026,037
415,330	Bayer AG	14,051,320
111,000	Bayerische Motoren Werke AG	9,816,447
74,322	Brenntag SE	5,547,578
175,473	Continental AG	11,371,318
182,081	Daimler Truck Holding AG	6,836,656
239,100	Fresenius Medical Care AG	10,159,757
214,000	Fresenius SE & Co. KGaA(a)	8,164,249
33,942	Henkel AG & Co. KGaA	2,885,486
140,314	Mercedes-Benz Group AG, (Registered)	9,092,226
27,900	Siemens AG	5,644,389
385,000	thyssenkrupp AG	1,491,633
		96,008,895
	India — 0.7%
172,675	Axis Bank Ltd.	2,538,658
	Indonesia — 0.5%
4,357,500	Bank Mandiri Persero Tbk. PT	2,004,429
	Ireland — 1.4%
120,565	Ryanair Holdings PLC, ADR	5,447,127
	Italy — 1.7%
1,516,635	Intesa Sanpaolo SpA	6,492,250
	Japan — 2.2%
197,300	Fujitsu Ltd.	4,056,371
156,900	Komatsu Ltd.	4,392,369
		8,448,740
	Korea — 1.5%
43,432	NAVER Corp.	5,594,265
	Netherlands — 6.1%
89,841	Akzo Nobel NV	6,346,469
48,835	EXOR NV	5,235,301
107,300	Koninklijke Ahold Delhaize NV	3,706,252
184,942	Prosus NV	8,071,672
		23,359,694
Shares	Description	Value (†)
	Spain — 1.2%
61,594	Amadeus IT Group SA	$4,460,790
	Sweden — 3.1%
146,200	Sandvik AB	3,271,536
238,703	SKF AB, Class B	4,754,695
149,000	Volvo AB, Class B	3,941,375
		11,967,606
	Switzerland — 7.7%
24,183	Cie Financiere Richemont SA, Class A	3,840,363
1,199,380	Glencore PLC(a)	6,868,430
22,953	Holcim AG	2,247,852
30,762	Novartis AG, (Registered)	3,542,007
15,290	Roche Holding AG	4,893,062
7,273	Schindler Holding AG	2,134,656
27,099	Swatch Group AG	5,810,748
		29,337,118
	United Kingdom — 15.5%
55,600	Ashtead Group PLC	4,307,932
19,800	Bunzl PLC	937,708
77,800	Compass Group PLC	2,494,244
70,900	Diageo PLC	2,476,529
139,093	Liberty Global Ltd., Class A(a)	2,936,253
11,889,500	Lloyds Banking Group PLC	9,348,625
963,157	Prudential PLC	8,935,442
111,300	Reckitt Benckiser Group PLC	6,809,801
1,451,382	Schroders PLC	6,800,819
280,200	Smith & Nephew PLC	4,348,960
121,424	Smiths Group PLC	2,728,765
682,040	WPP PLC	6,986,427
		59,111,505
	United States — 4.2%
1,225,992	CNH Industrial NV	13,608,511
50,100	Smurfit WestRock PLC	2,475,942
		16,084,453
	Total Common Stocks (Identified Cost $336,048,686)	363,010,994

Preferred Stocks — 1.5%
	Korea — 1.5%
147,750	Samsung Electronics Co. Ltd., 2.130%, (KRW) (Identified Cost $7,527,868)	5,738,150

Principal Amount
Short-Term Investments — 2.1%
$8,057,874	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $8,058,545 on 10/01/2024 collateralized by $7,770,200 U.S. Treasury Note, 4.500% due 5/31/2029 valued at $8,219,191 including accrued interest(b) (Identified Cost $8,057,874)	8,057,874
	Total Investments — 98.8% (Identified Cost $351,634,428)	376,807,018
	Other assets less liabilities — 1.2%	4,406,330
	Net Assets — 100.0%	$381,213,348

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

KRW	South Korean Won
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$2,677,659	$ —	$2,677,659
Belgium	—	4,055,550	—	4,055,550
China	—	7,599,852	—	7,599,852
Denmark	—	6,441,853	—	6,441,853
France	—	64,483,331	—	64,483,331
Germany	—	96,008,895	—	96,008,895
India	—	2,538,658	—	2,538,658
Indonesia	—	2,004,429	—	2,004,429
Italy	—	6,492,250	—	6,492,250
Japan	—	8,448,740	—	8,448,740
Korea	—	5,594,265	—	5,594,265
Netherlands	3,706,252	19,653,442	—	23,359,694
Spain	—	4,460,790	—	4,460,790
Sweden	—	11,967,606	—	11,967,606
Switzerland	—	29,337,118	—	29,337,118
United Kingdom	2,936,253	56,175,252	—	59,111,505
All Other Common Stocks(a)	28,428,799	—	—	28,428,799
Total Common Stocks	35,071,304	327,939,690	—	363,010,994
Preferred Stocks(a)	—	5,738,150	—	5,738,150
Short-Term Investments	—	8,057,874	—	8,057,874
Total Investments	$35,071,304	$341,735,714	$—	$376,807,018

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2024 (Unaudited)
Machinery	10.2%
Banks	8.8
Textiles, Apparel & Luxury Goods	6.3
Pharmaceuticals	5.9
Automobiles	5.0
Health Care Providers & Services	4.8
Financial Services	4.2
Insurance	4.1
Broadline Retail	4.1
Hotels, Restaurants & Leisure	3.4
Automobile Components	3.0
Trading Companies & Distributors	2.7
Household Products	2.6
Media	2.3
IT Services	2.3
Industrial Conglomerates	2.2
Metals & Mining	2.2
Beverages	2.2
Aerospace & Defense	2.0
Other Investments, less than 2% each	18.4
Short-Term Investments	2.1
Total Investments	98.8
Other assets less liabilities	1.2
Net Assets	100.0%

Currency Exposure Summary at September 30, 2024 (Unaudited)
Euro	52.2%
British Pound	16.5
United States Dollar	8.5
Swiss Franc	5.9
Swedish Krona	3.1
South Korean Won	3.0
Japanese Yen	2.2
Hong Kong Dollar	2.0
Other, less than 2% each	5.4
Total Investments	98.8
Other assets less liabilities	1.2
Net Assets	100.0%